BONDS PAYABLE (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonds issued		9,880	9,663
Bonds issued price		$ 100
Proceeds from issuance of bonds		988,000	$ 966,300
Cash debt issuance costs		$ 128,440
Exercise price	$ 0.30	$ 0.30	$ 0.30
Amortization expense related to debt issuance costs	$ 1,260,439	$ 1,261,964	$ 436,902
Bonds payable	1,882,750	0	1,787,351
Interest expense on bonds	195,973	177,005	$ 15,038
Interest payable	650,278	$ 357,913
Bonds Payable [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate		10.00%
Amortization expense related to debt issuance costs	$ 95,399	$ 95,399
Interest payable		$ 16,599
Bonds Payable Share Purchase Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued		921,780
Fair value of common shares issued		$ 33,545
Warrant term		2 years
Bonds Payable Share Purchase Warrants [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0.08
Bonds Payable Share Purchase Warrants [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0.14